1290 Avantis US Large Cap Growth Fund Investment Objectives and Goals - 1290 Avantis US Large Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	1290 Avantis® U.S. Large Cap Growth Fund — Class A (TNRAX); Class I (TNXIX); Class R (TNXRX) Shares
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to provide long-term growth of capital.